Other Assets and Prepaid Expenses - Summary of Other Current Assets and Prepaid Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	$ 31,834	$ 23,866
VAT credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	13,636	10,833
Income Tax Credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	10,702	7,394
Sales Tax Credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	1,960	2,965
Other Tax Credits [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Tax credits	$ 5,536	$ 2,674